Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

On February 7, 2024, the Company consummated the Business Combination and became a publicly-traded company and its financial statements are now presented on a consolidated basis. Prior to the Business Combination, the Company’s historical financial statements were prepared on a combined basis derived from DIH Cayman in the registration statement.

In connection with the Closing of the Business Combination and in accordance with the terms of the Business Combination Agreement, ATAK agreed to waive the closing condition that the reorganization be completed prior to Closing. The Company has recast historical financial statements filed in the registration statements to exclude assets, liabilities and results of operations of entities that are not controlled by the Company as of June 30, 2024. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements for all periods presented, including historical periods prior to February 7, 2024, are now referred to as “Consolidated financial statements” and have been prepared in conformity with U.S. GAAP.

While the Company’s businesses have historically functioned together with the other businesses controlled by DIH Cayman, the Company’s businesses are largely isolated and not dependent on corporate or other support functions. DIH Cayman did not have significant corporate or operational activity and does not have shared services that it provides to its subsidiaries. The Company considered allocations from the DIH Cayman and its subsidiaries but they are insignificant because of the organizational structure such that the Company has been operating on a standalone basis historically.

As of June 30, 2024 and March 31, 2024, DIH Cayman remains the largest shareholder of the Company and continues to own 100% interest in DIH International (“DIH Hong Kong”). In the three months ended June 30, 2023, legacy DIH and DIH Hong Kong were wholly owned subsidiaries of DIH Cayman. Transactions with DIH Cayman, DIH Hong Kong and its subsidiaries are disclosed as related party transactions in Note 13.

The condensed consolidated financial statements (the “financial statements”) have been prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“U.S. GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, the financial statements do not include all of the information and notes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments, including normal recurring adjustments, considered necessary for a fair presentation of the Company’s financial position and operating results have been included. All intercompany balances and transactions within the Company have been eliminated in the financial statements. Operating results for the three months ended June 30, 2024 and 2023 are not necessarily indicative of the results that may be expected for the fiscal year as a whole. The March 31, 2024 period presented on the Condensed Consolidated Balance Sheet was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. The following tables are presented in thousands of U.S. dollars unless otherwise stated. These condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended March 31, 2024.

Basis of Presentation

On February 7, 2024, the Company consummated the Business Combination and became a publicly-traded company and its financial statements are now presented on a consolidated basis. Prior to the Business Combination, the Company’s historical financial statements were prepared on a combined basis derived from DIH Cayman in the registration statement.

In connection with the Closing of the Business Combination and in accordance with the terms of the Business Combination Agreement, ATAK agreed to waive the closing condition that the reorganization be completed prior to Closing. The Company has recast historical financial statements filed in the registration statements to exclude assets, liabilities and results of operations of entities that are not controlled by the Company as of March 31, 2024. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements for all periods presented, including historical periods prior to February 7, 2024, are now referred to as “Consolidated financial statements” and have been prepared in conformity with U.S. GAAP.

While the Company’s businesses have historically functioned together with the other businesses controlled by DIH Cayman, the Company’s businesses are largely isolated and not dependent on corporate or other support functions. DIH Cayman did not have significant corporate or operational activity and does not have shared services that it provides to its subsidiaries. The Company considered allocations from the DIH Cayman and its subsidiaries but they are insignificant because of the organizational structure such that the Company has been operating on a standalone basis historically.

As of March 31, 2023, legacy DIH and DIH International (“DIH Hong Kong”) were wholly owned subsidiaries of DIH Cayman. As of March 31, 2024, DIH Cayman remains the largest shareholder of the Company and continues to own 100% interest in DIH Hong Kong. Transactions with DIH Cayman, DIH Hong Kong and its subsidiaries are disclosed as related party transactions in Note 13.

All intercompany balances, transactions and profits are eliminated in consolidation.

Foreign Currency Reporting

Foreign Currency Reporting

The functional currency for the Company’s non-U.S. subsidiaries is their local currency. The assets and liabilities of foreign subsidiaries are translated into U.S. dollars using the exchange rate in effect as of the balance sheet date. Revenues and expenses are translated at the average exchange rates for each respective reporting period. Adjustments resulting from translating local currency financial statements into U.S. dollars are reflected in accumulated other comprehensive loss in equity (deficit).

Transactions denominated in currencies other than the functional currency are remeasured based on the exchange rates at the time of the transaction. Foreign currency gains and losses arising primarily from changes in exchange rates on foreign currency denominated intercompany transactions and balances between foreign locations are recorded in the condensed consolidated statements of operations. Realized and unrealized gains (losses) resulting from transactions conducted in foreign currencies for the three months ended June 30, 2024 and 2023 were $1,899 and $(689), respectively.

Foreign Currency Reporting

The functional currency for the Company’s non-U.S. subsidiaries is their local currency. The assets and liabilities of foreign subsidiaries are translated into U.S. dollars using the exchange rate in effect as of the balance sheet date. Revenues and expenses are translated at the average exchange rates for each respective reporting period. Adjustments resulting from translating local currency financial statements into U.S. dollars are reflected in accumulated other comprehensive loss in equity (deficit).

Transactions denominated in currencies other than the functional currency are remeasured based on the exchange rates at the time of the transaction. Foreign currency gains and losses arising primarily from changes in exchange rates on foreign currency denominated intercompany transactions and balances between foreign locations are recorded in the consolidated statements of operations. Realized and unrealized gains (losses) resulting from transactions conducted in foreign currencies for the years ended March 31, 2024 and 2023 were $(376) and $584, respectively.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Significant estimates made by management in connection with the preparation of the accompanying condensed consolidated financial statements include the useful lives of long-lived assets, inventory valuations, the allocation of transaction price among various performance obligations, valuation of securities, the allowance for credit losses, the fair value of financial assets, liabilities, actuarial valuation of pensions and realizability of deferred income tax asset or liabilities. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Significant estimates made by management in connection with the preparation of the accompanying consolidated financial statements include the useful lives of long-lived assets, inventory valuations, the allocation of transaction price among various performance obligations, valuation of securities, the allowance for credit losses, the fair value of financial assets, liabilities, actuarial valuation of pensions and realizability of deferred income tax asset or liabilities. Actual results could differ from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk primarily consists of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with highly-rated financial institutions and limits the amount of credit exposure to any one entity. We believe we do not have any significant credit risk on our cash and cash equivalents. For accounts receivable, the Company is exposed to credit risk in the event of nonpayment by customers which is limited to the amounts recorded on the condensed consolidated balance sheets. The risk associated with this concentration is mitigated by prepayment arrangements and our ongoing credit-review procedures and letters of credit or payment prior to shipment.

Major customers are defined as those individually comprising more than 10% of our trade accounts receivable or revenues. As of June 30, 2024, one customer represented 11.8% of total trade accounts receivables. As of March 31, 2024, no customer comprised more than 10% of total trade accounts receivables. For the three months ended June 30, 2024, three customers each comprised 15.1%, 11.9% and 11.0% of total revenue, respectively. For the three months ended June 30, 2023, one customer comprised 17.4% of total revenue.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk primarily consists of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with highly-rated financial institutions and limits the amount of credit exposure to any one entity. We believe we do not have any significant credit risk on our cash and cash equivalents. For accounts receivable, the Company is exposed to credit risk in the event of nonpayment by customers which is limited to the amounts recorded on the consolidated balance sheets. The risk associated with this concentration is mitigated by prepayment arrangement and our ongoing credit-review procedures and letters of credit or payment prior to shipment.

Major customers are defined as those individually comprising more than 10% of our trade accounts receivable or revenues. As of March 31, 2024, no customer represented more than 10% of total trade accounts receivables. As of March 31, 2023, one customer comprised 13.9% of total trade accounts receivables. For the year ended March 31, 2024, no customer comprised 10% of total revenue. For the year ended March 31, 2023, one customer comprised 12.0% of total revenue.

Revenue Recognition

Revenue Recognition

Sales are recognized as the performance obligations to deliver products or services are satisfied and are recorded based on the amount of consideration the Company expects to receive in exchange for satisfying the performance obligations. The Company’s sales are recognized primarily when it transfers control to the customer, which can be on the date of shipment of the product, the date of receipt of the product by the customer or upon completion of any required product installation service depending on the terms of the sales contracts and product shipping terms. If a contract contains more than one performance obligation, the transaction price is allocated to each performance obligation based upon a relative standalone selling price and recognizes the related revenue when or as control of each individual performance obligation is transferred to customers. The Company does not assess whether promised goods or services are performance obligations if they are immaterial in the context of the contract with the customer. Sales represent the amount of consideration the Company expects to receive from customers in exchange for transferring products and services. Net sales exclude sales tax, value added and other taxes the Company collects from customers. Sales for extended warranties are deferred and recognized as revenue on a straight-line basis over the warranty period. The Company extends terms of payment to its customers based on commercially reasonable terms for the markets of its customers, while also considering their credit quality. Shipping and handling costs charged to customers are included in net sales.

Certain of the Company’s products are sold through distributors and third-party sales representatives under standard agreements whereby distributors purchase products from the Company and resell them to customers. These arrangements do not provide stock rotation or price protection rights and do not contain extended payment terms. Rights of return are limited to repair or replacement of delivered products that are defective or fail to meet the Company’s published specifications. Provisions for these warranty costs are recognized in the same period that the related revenue is recorded similar to other assurance-type warranties.

Deferred revenue primarily represents service contracts and equipment maintenance, for which consideration is received in advance of when service for the device or equipment is provided. Revenue related to services contracts and equipment maintenance is recognized over the service period as time elapses. Revenues related to products containing an installation clause, are recognized once the item is confirmed installed. See Note 3 for further information on the Company’s deferred revenue balances and remaining performance obligations.

Revenues exclude any taxes that the Company collects from customers and remits to tax authorities. Amounts billed to the customer for shipping and handling are included in revenue, while the related shipping and handling costs are reflected in cost of sales in the period in which revenue is recognized. The Company has elected a practical expedient under ASC 606 that allows for shipping and handling activities that occur after the customer has obtained control of a good to be accounted for as a fulfillment cost. The Company does not adjust the promised amount of consideration for the effects of a significant financing component, if, at contract inception, the Company expects the period between the time when the Company transfers a promised good or service to the customer and the time when the customer pays for that good or service will be one year or less.

The Company exercises judgment in determining the timing of revenue by analyzing the point in time or the period over which the customer has the ability to direct the use of and obtain substantially all of the remaining benefits of the performance obligation. The Company primarily recognizes revenue from sales of products at the point in time that the customer obtains control, which is typically based upon the terms of delivery. The billing terms for these point-in time product contracts generally coincide with delivery to the customer and customer acceptance. When the Company receives customer advances, these are recognized as advance payments from customers in the consolidated balance sheet. The Company recognizes revenue from the sale of certain service contracts over time on a ratable basis consistent with the nature, timing and extent of services, which primarily relate to extended warranties. Our billing terms for these contracts vary and can occur in advance of or following the service period of service. The differences between the timing of our revenue recognized and customer billings (based on contractual terms) result in changes to our contract asset or contract liability positions.

Warranties

Warranties

The Company generally provides warranties for its products from manufacturing defects on a limited basis for a period of one year after purchase, but also has extended warranties that are separately priced for periods of up to four years. During the term of the warranty, if the device fails to operate properly from defects in materials and workmanship, the Company will fix or replace the defective product. If the customer does not allow the required scheduled maintenance of the product during the extended warranty contract terms, the contract is canceled.

The company estimates the costs that it may incur under its warranty programs based on the number of units sold, historical and anticipated rates of warranty claims, and cost per claim, and records a liability equal to these estimated costs in cost of sales. The company assesses the adequacy of its recorded warranty liabilities on a quarterly basis and adjusts these amounts as necessary

A reconciliation of the changes in manufacturing warranty obligation is as follows:

	Years Ended March 31,
	2024	2023
Balance as of beginning of period	$973	$836
Current-year provisions	1,139	973
Reductions for settlements	(973)	(836)
Adjustments related to changes in estimates	(626)	-
Balance as of end of period	$513	$973

Cost of Sales

Cost of Sales

Cost of sales is comprised of direct materials and supplies consumed in the manufacture of products, as well as manufacturing labor, depreciation expense and direct overhead expense necessary to acquire and convert the purchased materials and supplies into finished product. Cost of sales also includes the cost to distribute products to customers, inbound freight costs, warehousing costs and other shipping and handling activity, excluding shipping and handling to customers.

Cost of service is comprised primarily of employee wages, benefits and related personnel expenses of our technical support team, our professional consulting personnel, and our training teams. It also includes costs related to travel and other associated expenses, as well as material and supplies consumed in providing services.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general and administrative expense is comprised personnel related expenses for DIH’s sales and corporate functions and expenses for outside professional services as well as expenses for facilities, overhead, depreciation, amortization, and marketing costs.

Research and Development

Research and Development

Research and development costs are expensed when incurred except for production stage software research and development costs. Research and development costs include costs of research, engineering, and technical activities to develop a new product or service or make significant improvement to an existing product or manufacturing process. Research and development costs also include pre-approval regulatory and clinical trial expenses.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable, net in the accompanying consolidated balance sheets are presented net of allowances for credit losses. The Company performs evaluations of its customers’ financial condition and, generally, requires no collateral from its customers. The standard terms and conditions include provisions of prepayments of up to 100% of the contract value prior to shipping the product to the customer. The Company evaluates the collectability of its accounts receivable based upon several factors, including historical experience, the likelihood of payment from its customers, and any other known specific factors associated with its customers. Allowances are made based upon a specific review of aged invoices as well as a review of the overall quality and age of those invoices not specifically reviewed. Each period, the allowance for credit losses is adjusted through earnings to reflect expected credit losses over the remaining lives of the assets. Uncollectible accounts are written-off against the allowance when it is deemed that a customer account is uncollectible.

The decrease in Accounts Receivable related to the application of the Current Expected Credit Loss (CECL) methodology is primarily due to the more forward-looking and comprehensive approach to estimating credit losses under CECL compared to the previous incurred loss model.

The following table presents the allowance for credit loss and the changes therein:

Balance as of March 31, 2023	$1,683
CECL implementation	(547)
Recoveries	(704)
Credit loss expense	279
Write-offs	(44)
Balance as of March 31, 2024	$667

Fair Value Measurements

Fair Value Measurements

The Company uses any of three valuation approaches to measure fair value: the market approach, the income approach, and the cost approach in determining the appropriate valuation methodologies based on the nature of the asset or liability being measured and the reliability of the inputs used in arriving at fair value.

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, long-term related party notes payable, accrued expenses and other current liabilities, and accrued employee benefits. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other current liabilities, and accrued employee benefits are representative of their respective fair values due to the short-term maturity of these instruments. The Company’s related party notes payable are due within two years and is classified as noncurrent in the consolidated balance sheet and the Company makes regular prepayments historically prior to the due date. Therefore the Company’s related party notes payable’s carrying value approximate the fair value due to the remaining duration.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. These fair value measurements incorporate nonperformance risk (i.e., the risk that an obligation will not be fulfilled). In measuring fair value, the Company reflects the impact of credit risk on liabilities, as well as any collateral. The Company also considers the credit standing of counterparties in measuring the fair value of assets.

The Company follows the provisions of ASC 820, Fair Value Measurements (“ASC 820”) for non-financial assets and liabilities measured on a non-recurring basis such as on a potential impairment loss related to long-lived assets and assets and liabilities acquired in a business combination.

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The three levels of the valuation hierarchy are defined as follows:

●	Level 1 – Observable inputs such as quoted prices in active markets at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Other inputs that are observable directly or indirectly such as quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 – Unobservable inputs for which there is little or no market data and which the Company makes its own assumptions about how market participants would price the assets and liabilities.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments that are readily convertible into cash and have an original maturity of three months or less at the time of purchase to be cash equivalents.

Inventories, net

Inventories, net

Inventories are stated at the lower of cost or net realizable value, with cost determined on a weighted average cost basis. The Company reduces the carrying value of inventories for items that are potentially excess, obsolete, or slow-moving based on changes in customer demand, technology developments, or other economic factors. These reserves are included within the raw materials and spare parts, work in process, and finished and semi-finished goods accounts.

Inventory costs for manufactured products consist primarily of direct labor and materials (including salary and fringe benefits, raw materials, and supplies) and indirect costs (including allocations of costs from departments that support manufacturing activities and facility allocations). The allocation of fixed production overhead costs is based on actual production levels, to the extent that they are within the range of the facility’s normal capacity. Inventory costs for products purchased for resale or manufactured under contract consist primarily of the purchase cost, freight-in charges, and indirect costs as appropriate.

The Company regularly evaluates its inventory to determine if the costs are appropriately recorded at the lower of cost or market value. Lower of cost or market value write-downs are recorded if the book value exceeds the estimated net realizable value of the inventory, based on recent sales prices at the time of the evaluation.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost and depreciated over the useful lives of the assets using the straight- line method except for leasehold improvements which are depreciated over the shorter of the useful life or the lease term. Useful lives by asset category are as follows:

Years
Computer software and hardware	3 years
Machinery and equipment	5-10 years
Vehicles	5 years
Furniture and fixtures	3-5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Additions and improvements that extend the lives of the assets are capitalized, while expenditures for repairs and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss are reflected in the accompanying consolidated statements of operations for the period.

Capitalized software, net

Capitalized software, net

Software development costs are capitalized in accordance with ASC 350-40, Internal Use Software Accounting and Capitalization. Software development costs related to preliminary project activities and post-implementation and maintenance activities are expensed as incurred. Direct costs related to application development activities that are probable to result in additional functionality are capitalized. Capitalized software development costs are amortized using the straight-line amortization method over the estimated useful life of the applicable software, 5 years, from which the expected benefit will be derived.

Other intangible assets, net

Other intangible assets, net

Costs associated with the acquisition of patent and technology related intangibles are capitalized and amortized using the straight-line method over the estimated useful life of 10 years, from which the expected benefit will be derived.

Demonstration Units

Demonstration Units

The Company utilizes product demonstration units that are used to display the product’s capabilities and demonstrate how it works to potential customers or for other appropriate applications. The Company records and carries the cost of these demonstration units as either inventory or property and equipment depending on several factors including the nature of the product, length of time the units are in the field prior to being sold, and whether management’s intent is to sell the units. If the product demonstration units are classified as property and equipment, the balance will be carried net of accumulated depreciation.

Impairment of Long-Lived Assets, including intangible assets

Impairment of Long-Lived Assets, including intangible assets

Long-lived assets include acquired property and equipment, subject to amortization. The Company evaluates the recoverability of long-lived assets for possible impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. Such events and changes may include significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in the Company’s business strategy. Recoverability is measured by a comparison of the carrying amount of an asset or asset group to the undiscounted future cash flows expected to be generated by the asset or asset group. When required, impairment losses on assets to be held and used are recognized based on the excess of the asset’s carrying amount over the fair value of the asset, while long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Capitalized software costs and other intangible assets are tested for impairment whenever events or changes in circumstances that could impact recoverability occur.

For the years ended March 31, 2024 and 2023, the Company did not record any impairment losses.

Leases

Leases

The Company adopted the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 842 on April 1, 2021 using the modified retrospective approach and, as a result, did not restate prior periods. At the commencement of a contract, the Company determines if a contract meets the definition of a lease. A lease is a contract, or part of a contract, that conveys the right to control the use of identified property or equipment (an identified asset) for a period of time in exchange for consideration. The Company determines if the contract conveys the right to control the use of an identified asset for a period of time. The Company assesses throughout the period of use whether the Company has the following: (1) the right to obtain substantially all the economic benefits from use of the identified asset, and (2) the right to direct the use of the identified asset. This determination is reassessed if the terms of the contract are changed. Leases are classified as operating leases based on the terms of the lease agreement and certain characteristics of the identified asset. Right-of-use assets and lease liabilities are recognized at lease commencement date based on the present value of the minimum future lease payments. If the interest rate implicit in the Company’s leases is not readily determinable, in determining the weighted-average discount rate used to calculate the net present value of lease payments, the Company utilizes an estimate of its incremental borrowing rate.

The Company leases office space, vehicles and office equipment under operating leases. The Company has elected several practical expedients permitted under ASC 842. The Company has elected not to recognize right-of-use assets and liability for leases with a term of 12 months or less unless the lease includes an option to renew or purchase the underlying asset that are reasonably certain to be exercised. The Company has elected to account for lease and non-lease components as a single lease component for all of the Company’s leases. The Company has elected to use hindsight relief in determining the lease term and assessing impairment of right-of-use assets when transitioning to ASC 842. The Company has elected to not re-evaluate existing or expired contracts containing a lease, the classification of leases, or the initial direct costs for any existing leases previously accounted for under ASC 840.

Most real estate leases contain clauses for renewal at the Company’s option with renewal terms that generally extend the lease term from six months to five years. Certain lease agreements contain options to purchase the leased property and options to terminate the lease. Payments to be made in option periods are recognized as part of the right-of-use lease assets and lease liabilities when it is reasonably certain that the option to extend the lease will be exercised or the option to terminate the lease will not be exercised or is not at the Company’s option. The Company determines whether the reasonably certain threshold is met by considering all relevant factors, including company-specific plans and economic outlook.

Contingencies

Contingencies

The Company records a liability in the consolidated financial statements for loss contingencies when a loss is known or considered probable, and the amount may be reasonably estimated. If the reasonable estimate of a known or probable loss is a range, and no amount within the range is a better estimate than any other, the minimum amount of the range is accrued. If a loss is reasonably possible but not known or probable, and may be reasonably estimated, the estimated loss or range of loss is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Public and Private Placement Warrants

Public and Private Placement Warrants

The Company assumed 20,200,000 warrants originally issued in ATAK’s initial public offering (the “Public Warrants”) and 6,470,000 ATAK Private Placement Warrants. Each two warrants entitles the registered holder to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment

The Public Warrants are publicly traded and are exercisable for cash unless certain conditions occur, such as the failure to have an effective registration statement related to the shares issuable upon exercise or redemption by the Company under certain conditions, at which time the warrants may be cashless exercised at the option of the Company. The Private Placement Warrants have terms and provisions that are identical to the Public Warrants except that the Private Placement Warrants holder can exercise their Private Placement Warrants for cash or on a cashless basis when the Company call the warrants for redemption at the option of private placement warrant holders and that the Private Placement Warrants were not transferable, assignable or salable until 30 days after the completion of the Business Combination.

The Company evaluated the Public and Private Placement Warrants under ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity (“ASC 815-40”), and concluded they meet the criteria for equity classification as they are considered to be indexed to the Company’s own stock. Since the Public and Private Placement Warrants met the criteria for equity classification upon the consummation of the Business Combination, the Company recorded these warrants in additional paid-in capital as part of the Business Combination.

Segment Information

Segment Information

The Company operates in one operating and reportable segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and assess performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews revenue at the geographic region level, and gross profit, operating income and expenses, and net income at the Company wide level to allocate resources and assess the Company’s overall performance. Accordingly, decision-making regarding the Company’s overall operating performance and allocation of Company resources is assessed on an aggregate basis.

Defined Benefit Plan

Defined Benefit Plan

The Company sponsors defined a benefit pension plan (“pension plan”) for certain employees and retirees. The Company recognizes the funded status of its pension plan on the consolidated balance sheets based on the year-end measurements of plan assets and benefit obligations. When the fair value of plan assets is in excess of the plan benefit obligations, the amounts are reported in other current assets and other assets. When the fair value of plan benefit obligations is in excess of plan assets, the amounts are reported in accrued expenses and other long-term liabilities based on the amount by which the actuarial present value of benefits payable in the next twelve months included in the benefit obligation exceeds the fair value of plan assets.

Net periodic pension benefit cost/(income) is recorded in the consolidated statements of operations and includes service cost, interest cost, expected return on plan assets, amortization of prior service costs/(credits) and (gains) losses previously recognized as a component of other comprehensive income (loss) and amortization of the net transition asset remaining in accumulated other comprehensive income (loss). The service cost component of net benefit cost is recorded in selling, general and administrative in the consolidated statements of operations. The other components of net benefit cost are presented separately from service cost within other income (expense) in the consolidated statements of operations.

(Gains) losses and prior service costs/(credits) are recognized as a component of other comprehensive income (loss) in the consolidated statements of comprehensive loss as they arise. Those (gains) losses and prior service costs (credits) are subsequently recognized as a component of net periodic cost (income) pursuant to the recognition and amortization provisions of applicable accounting guidance. (Gains) losses arise as a result of differences between actual experience and assumptions or as a result of changes in actuarial assumptions. Prior service costs (credits) represent the cost of benefit changes attributable to prior service granted in plan amendments.

The measurement of benefit obligations and net periodic cost/(income) is based on estimates and assumptions approved by the company’s management. These valuations reflect the terms of the plans and use participant-specific information such as compensation, age, and years of service, as well as certain assumptions, including estimates of discount rates, expected return on plan assets, rate of compensation increases, interest crediting rates and mortality rates. See Note 14 for further information.

Acquisitions

Acquisitions

In conjunction with each acquisition transaction, the Company determines if the acquisition meets the criteria to be accounted for as a business combination set forth in ASC 805, Business Combinations (“ASC 805”). The Company evaluates the acquisition to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition. If the screen is not met, further determination is required as to whether or not the Company has acquired inputs and processes that have the ability to create outputs which would meet the definition of a business.

If the transaction is determined not to be a business combination, it is accounted for as an asset acquisition. For asset acquisitions, the Company allocates the purchase price and other related costs incurred to the assets acquired and liabilities assumed based on recent independent appraisals and management judgment.

If the acquisition is determined to be a business combination, the Company records the fair value of acquired tangible assets and identified intangible assets and as well as any noncontrolling interest in accordance ASC 805. Any consideration paid in excess of the net fair value of the identifiable assets and liabilities acquired in a business combination is recorded to goodwill and acquisition-related costs are expensed as incurred.

In October 2022, DIH acquired the SafeGait 360 and SafeGait Active smart mobility trainer systems from Gorbel, an innovative United States-based developer and manufacturer of smart material handling and fall protection equipment. The SafeGait acquisition was accounted for as an asset acquisition based on an evaluation of the U.S. GAAP guidance for business combinations. The total cost of the asset acquisition was $0.8 million, of which $0.1 million was paid upon closing. The Company made subsequent payments of $0.2 million in the first quarter of the year ending March 31, 2024. These subsequent payments and the $0.5 million contingent consideration liability is presented within accrued expenses and other current liabilities in the consolidated balance sheet as of March 31, 2024. The Company determined that the contingent consideration was not subject to derivative accounting.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset-and-liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities, as well as loss and tax credit carryforwards and their respective tax bases measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

A valuation allowance is established if, based upon the available evidence, it is more likely than not that some or all the deferred tax assets will not be realized. The Company considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income in assessing the need for a valuation allowance.

Deferred tax assets and deferred tax liabilities are presented as noncurrent in a classified balance sheet.

The Company’s tax positions are subject to income tax audits by multiple tax jurisdictions throughout the world. The Company recognizes the tax benefit of an uncertain tax position only if it is more likely than not the position will be sustainable upon examination by the taxing authority, including resolution of any related appeals or litigation processes. This evaluation is based on all available evidence and assumes that the tax authorities have full knowledge of all relevant information concerning the tax position. The tax benefit recognized is measured as the largest amount of benefit which is more likely than not (greater than 50% likely) to be realized upon ultimate settlement with the taxing authority. The Company recognizes interest accrued and penalties related to unrecognized tax benefits in income tax expense (benefit). The Company adjusts these reserves in accordance with the income tax guidance when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final tax outcome of these matters is different from the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made and could have a material impact on the Company’s financial condition and operating results.

Under the Tax Cuts and Jobs Act, the Global Intangible Low-Taxed Income (“GILTI”) provisions impose a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations. Under GAAP, companies are allowed to make an accounting policy election to either (i) account for GILTI as a period cost within income tax expense in the period in which it is incurred or (ii) account for GILTI in a company’s measurement of deferred taxes. The Company elected to account for GILTI as a period cost.

Loss per share

Loss per share

Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed based on the sum of the weighted average number of common shares and potentially dilutive common shares outstanding during the period.

For periods prior to the closing of the Business Combination, basic and diluted income (loss) per share was calculated based on the 25.0 million shares issued to DIH Nevada’s shareholders at the Closing Date.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the JOBS Act, and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is either not an emerging growth company or an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the JOBS Act, and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is either not an emerging growth company or an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Accounting Pronouncements Recently Adopted

Accounting Pronouncements Recently Adopted

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP and simplifies the diluted earnings per share (“EPS”) calculation in certain areas. Under the new guidance there will be no separate accounting for embedded conversion features. It removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception. The amendments in this update are effective for the Company on April 1, 2024. The Company has adopted ASU 2020-06 using the modified retrospective transition method to account for the convertible debt issued on June 7, 2024.

Accounting Pronouncements Recently Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”). ASC 326 provides more decision-useful information about the expected credit losses on financial instruments, other commitments to extend credit held by a reporting entity at each reporting date, and requires the entity to estimate its credit losses as far as it can reasonably estimate. This update became effective for the Company on April 1, 2023. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Update No. 2023-07 requires disclosure, on an annual and interim basis, of significant segment expenses that are regularly provided to the Chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss in addition to disclosure of amounts for other segment items and a description of its composition. Update No. 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. We are currently evaluating the impact of adopting ASU 2023-07.

In December 2023, the FASB issued ASU No. 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 addresses investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This update also includes certain other amendments to improve the effectiveness of income tax disclosures. The provisions of ASU 2023-09 are effective for annual periods beginning after December 15, 2024, with early adoption permitted. We are currently evaluating the impact of adopting ASU 2023-09.

Recent Accounting Pronouncements Not Yet Adopted

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP and simplifies the diluted earnings per share (“EPS”) calculation in certain areas. Under the new guidance there will be no separate accounting for embedded conversion features. It removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception. The amendments in this update are effective for the Company on April 1, 2024. Early adoption is permitted. We do not expect the adoption to have a material impact on our financial position or results of operations.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Update No. 2023-07 requires disclosure, on an annual and interim basis, of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss in addition to disclosure of amounts for other segment items and a description of its composition. Update No. 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. We are currently evaluating the impact of adopting ASU 2023-07.

In December 2023, the FASB issued ASU No. 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09addresses investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This update also includes certain other amendments to improve the effectiveness of income tax disclosures. The provisions of ASU 2023-09 are effective for annual periods beginning after December 15, 2024, with early adoption permitted. We are currently evaluating the impact of adopting ASU 2023-09.